Goodwill - Summary of Goodwill (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	$ 106.3	₨ 7,770.6	₨ 7,478.7
Impairment			(83.1)	₨ (81.1)	£ (1)
Currency translation	3.6	266.6	375.0
Balance at the end	$ 109.9	₨ 8,037.2	₨ 7,770.6	₨ 7,478.7